Significant accounting policies - Disclosure of restatement on the consolidated statement of loss due to change in presentation of warrants (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Condensed Income Statements, Captions [Line Items]
Operating expenses	€ (486,094)	€ (379,201)	€ (354,433)
Operating (Loss) / Profit	(441,398)	41,199	58,523
(Loss) / Profit before tax	(465,362)	9,350	29,843
(Loss) / Profit for the year	(434,385)	1,669	6,887
(Loss) / Profit attributable to:
Owners of the parent	(432,972)	(3,532)	2,350
(Loss) / Profit for the year	€ (434,385)	€ 1,669	€ 6,887
Ordinary shares
(Loss) / Profit attributable to:
Diluted (loss) / profit per ordinary and preference share (in euro per share)	€ (2.35)	€ (0.02)	€ 0.01
Basic earnings per share (in euro per share)	(2.35)	(0.02)	0.01
Preference shares
(Loss) / Profit attributable to:
Diluted (loss) / profit per ordinary and preference share (in euro per share)	(1.67)	0	0
Basic earnings per share (in euro per share)	€ (1.67)	€ 0	€ 0
As previously reported
Condensed Income Statements, Captions [Line Items]
Operating expenses	€ (475,238)
Operating (Loss) / Profit	(430,542)
(Loss) / Profit before tax	(454,506)
(Loss) / Profit for the year	(423,529)
(Loss) / Profit attributable to:
Owners of the parent	(422,116)
(Loss) / Profit for the year	€ (423,529)
As previously reported | Ordinary shares
(Loss) / Profit attributable to:
Diluted (loss) / profit per ordinary and preference share (in euro per share)	€ (2.30)
Basic earnings per share (in euro per share)	(2.30)
As previously reported | Preference shares
(Loss) / Profit attributable to:
Diluted (loss) / profit per ordinary and preference share (in euro per share)	(2.73)
Basic earnings per share (in euro per share)	€ (2.73)
Adjustments
Condensed Income Statements, Captions [Line Items]
Operating expenses	€ (10,856)
Operating (Loss) / Profit	(10,856)
(Loss) / Profit before tax	(10,856)
(Loss) / Profit for the year	(10,856)
(Loss) / Profit attributable to:
Owners of the parent	(10,856)
(Loss) / Profit for the year	€ (10,856)
Adjustments | Ordinary shares
(Loss) / Profit attributable to:
Diluted (loss) / profit per ordinary and preference share (in euro per share)	€ (0.05)
Basic earnings per share (in euro per share)	(0.05)
Adjustments | Preference shares
(Loss) / Profit attributable to:
Diluted (loss) / profit per ordinary and preference share (in euro per share)	1.06
Basic earnings per share (in euro per share)	€ 1.06